Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other liabilities.
Schedule of other liabilities

	As at December 31
(in EUR 000)	2025	2024
Holiday pay accrual	552	903
Salary	3,840	3,354
Accrued expenses	482	511
Foreign currency swaps and forwards - current	—	353
VAT payable	246	—
Other	1,509	1,103
Total other liabilities	6,629	6,224

Schedule of foreign currency swaps

	As at December 31
(in EUR 000)	2025	2024
Foreign currency swaps EUR - USD (in EUR)	—	5,000
Foreign currency swaps EUR - USD (in USD)	—	5,451
Foreign currency forwards EUR - USD (in EUR)	2,000	4,000
Foreign currency forwards EUR - USD (in USD)	2,355	4,277

Schedule of fair value hierarchy derivative financial instruments

	As at December 31, 2025
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency forwards	—	4	—	4

Schedule of change in balance of financial assets and financial liabilities

The change in the balance of the financial asset is detailed as follows:

(in EUR 000)	2025	2024
Opening value at January 1	—	343
Settled contracts	—	(343)
Fair value adjustments	4	—
Closing value at December 31	4	—

The change in the balance of the financial liability is detailed as follows:

(in EUR 000)	2025	2024
Opening value at January 1	353	90
Fair value adjustments	—	353
Settled contracts	(353)	(90)
Closing value at December 31	—	353